13D Activist Fund

Class A Shares:	DDDAX
Class C Shares:	DDDCX
Class I Shares:	DDDIX

a series of Northern Lights Fund Trust

Supplement dated March 14, 2019 to the Prospectus

dated January 28, 2019

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Effective immediately, the following sentence in section entitled “How to Buy Shares” on page 9 of the Fund’s prospectus is hereby deleted:

Brokers that have entered into selling agreements with the Fund’s distributor may receive a commission of up to 1.00% of the purchase price of Class C at the time of purchase.

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This Supplement, and the Prospectus and Statement of Additional Information dated January 28, 2019, each provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. All of these documents are available upon request and without charge by calling Shareholder Services at 1-877-413-3228.

Please retain this Supplement for future reference.